Borrowings - Additional Information (Details) - Revolving Credit Facility [Member] - GBP (£) £ in Millions			1 Months Ended
	Mar. 07, 2023	Oct. 19, 2021	Feb. 28, 2019	Feb. 01, 2019
Disclosure of detailed information about borrowings [line items]
Line of credit facility amount			£ 100.0
Line of credit maturity date			Jan. 31, 2024
Line of credit maximum facility			£ 200.0
Notional amount				£ 200.0
Subsequent Event [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit drawn	£ 120.0		120.0
Notional amount	£ 300.0		£ 200.0
Major Borrowings [Member] | Subsequent Event [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit maturity date	Jan. 31, 2024
Notional amount	£ 300.0
BioVision Business [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit drawn	£ 120.0	£ 120.0